Note 9 - Loans Payable (Tables)	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	March 31, 201 9	December 31, 201 8
Loans payable, interest bearing at 12% per annum and monthly interest payments, due on demand (i)	$166,612	$-
	$166,612	$-